Equity Investments in Unconsolidated Subsidiaries - Premiums Due on Life Settlement Contracts (Details) (LSC Entities, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
LSC Entities
Premiums Due on Life Settlement Contracts
2014	$ 39,790
2015	42,339
2016	62,240
2017	40,309
2018	38,319
Thereafter	583,031
Total	$ 806,028